Acquisitions (Detail) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 16, 2016 USD ($) Policy Branch Loan	Feb. 29, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Business Acquisition [Line Items]
Number of businesses acquired | Branch	5
Total interest and dividend income			$ 6,539	$ 5,742	$ 13,487	$ 11,416	$ 25,084		$ 23,004	$ 24,033
Goodwill			$ 4,663		$ 4,663		4,663		0	$ 0
Transaction costs							701
Fair Value Adjustments
Business Acquisition [Line Items]
Total interest and dividend income									34
Total Assets	$ 427
Loans receivable, net	(77)
Deposits	282
Intangible assets	607
Other interest bearing deposits	6
Investment securities	102
Office properties and equipment, net	$ 88
Number of loans | Loan	1
Real estate acquired through foreclosure	$ 91
Foreclosed and repossessed assets, net	$ 43
BOLI investments | Policy	2
Other assets	$ 40
Cash and cash equivalents	0
Loans receivable	(1,909)
CBN
Business Acquisition [Line Items]
Purchase price	17,447
Book value of assets	16,762
Fixed premium paid	5,000
Total interest and dividend income	27							$ 6,167
Total Assets	167,469	$ 17,323
Loans receivable, net	111,740
Deposits	(151,020)	(27,131)
Goodwill	4,228	435					$ 4,663		$ 0
Intangible assets	607	272
Other interest bearing deposits	(4,994)
Investment securities	(16,723)
Loans purchased	109,202
Credit impaired loans purchased	4,447
Office properties and equipment, net	$ 2,829
Useful lives assets	25 years
Foreclosed and repossessed assets, net	$ (222)
Other assets	(1,305)	(786)
Cash and cash equivalents	28,104	10,001
Loans receivable	111,740	16,363
Deposit premium paid		$ 707
CBN | Old Murry
Business Acquisition [Line Items]
Capital dividend by previous owner	$ 4,342
Core deposit intangible | CBN
Business Acquisition [Line Items]
Remaining amortization period	7 years
Deposits | CBN
Business Acquisition [Line Items]
Remaining amortization period	17 months
Performing loans | CBN
Business Acquisition [Line Items]
Adjustments to reflect assets and liabilities acquired at fair value:	$ 203
Nonperforming loans | CBN
Business Acquisition [Line Items]
Adjustments to reflect assets and liabilities acquired at fair value:	$ 1,706